Summary of Significant Accounting Policies - Schedule of Fair value on a Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair value on a Recurring Basis Using Significant Unobservable Inputs [Line Items]
Fair value	$ 661
Acquired from the Business Combination		32
Settlements
Change in fair value	286	629
Fair value	$ 947	$ 661